UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 85.92%		$316,491,161
(Cost $311,650,576)

Financials 85.92%		316,491,161

Capital Markets 5.49%
Bond Street Holdings LLC, Class A (I)(S)	177,217	3,544,340
Northern Trust Corp.	78,712	3,976,530
State Street Corp.	296,049	12,694,581

Commercial Banks 63.80%
1st United Bancorp, Inc. (I)	175,463	1,352,820
Avenue Bank	300,000	579,637
Bank of Marin Bancorp	14,868	472,653
Bar Harbor Bankshares	26,061	703,908
BB&T Corp.	325,399	9,068,870
Bridge Capital Holdings (I)	150,564	1,222,580
Camden National Corp.	36,776	1,067,240
Centerstate Banks, Inc.	251,686	2,783,647
City Holding Company	41,459	1,303,056
CoBiz Financial, Inc.	407,772	2,177,502
Comerica, Inc.	248,691	8,582,326
Cullen/Frost Bankers, Inc.	301,389	15,467,283
CVB Financial Corp.	201,122	1,926,749
DNB Financial Corp.	78,515	510,348
Eagle Bancorp, Inc. (I)	65,470	736,538
East West Bancorp, Inc. (I)	348,334	5,150,815
Eastern Virginia Bankshares, Inc.	69,998	502,586
ECB Bancorp, Inc.	27,504	317,671
F.N.B. Corp.	999,322	7,085,193
Fifth Third Bancorp	258,381	3,214,260
First Bancorp, Inc.	146,499	2,061,241
Glacier Bancorp, Inc.	146,652	2,102,990
Hancock Holding Company	232,176	9,505,285
Heartland Financial USA, Inc. (I)	11,844	165,224
Heritage Financial Corp.	187,598	2,637,628
Heritage Oaks Bancorp (I)	99,950	474,763
IBERIABANK Corp.	126,717	6,771,756
Independent Bank Corp.	195,961	4,565,891
KeyCorp	948,155	6,807,753
Lakeland Financial Corp.	144,802	2,686,077
M&T Bank Corp. (L)	202,777	14,954,804
MainSource Financial Group, Inc.	5,394	29,721
MB Financial, Inc.	218,793	4,437,122
Northrim Bancorp, Inc.	77,232	1,238,029
Pacific Continental Corp.	242,191	2,458,239
PNC Financial Services Group, Inc.	326,647	18,106,043
S & T Bancorp, Inc.	154,700	2,710,344
S.Y. Bancorp, Inc. (L)	28,933	613,090
Signature Bank (I)	223,687	7,735,096
Smithtown Bancorp, Inc.	133,069	719,903
Southcoast Financial Corp. (I)	64,413	190,018
SunTrust Banks, Inc.	227,039	5,523,859
SVB Financial Group (I)	338,489	14,687,038
TCF Financial Corp. (L)	626,662	9,174,332
TriCo Bancshares	67,405	1,163,410

2

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value
Financials (continued)
U.S. Bancorp	773,941	$19,410,440
Union Bankshares Corp. (I)	81,367	1,045,566
Univest Corp. of Pennsylvania	50,200	882,516
Washington Banking Company	118,952	1,403,634
Washington Trust Bancorp, Inc.	198,110	3,385,700
Wells Fargo & Company	630,249	17,917,979
WesBanco, Inc.	74,406	1,079,631
WestAmerica Bancorp	30,499	1,695,134
Zions Bancorp	128,573	2,439,030

Diversified Financial Services 10.41%
Bank of America Corp.	1,278,555	19,408,465
First Southern Bancorp	78,390	1,654,029
JPMorgan Chase & Company	443,587	17,273,278

Thrifts & Mortgage Finance 6.22%
Berkshire Hill Bancorp, Inc.	358,903	5,939,845
Dime Community Bancshares	138,688	1,676,738
ESSA Bancorp, Inc.	68,146	807,530
First Financial Holdings, Inc.	58,558	690,399
Flushing Financial Corp.	231,097	2,830,938
Hingham Institution for Savings	80,000	2,614,400
LSB Corp.	65,000	712,400
People's United Financial, Inc.	379,754	6,140,622
WSFS Financial Corp.	56,374	1,522,098

	Shares	Value

Preferred Stocks 1.05%		$3,880,194
(Cost $2,521,504)

Financials 1.05%		3,880,194

Diversified Financial Services 1.05%
Bank of America Corp., 8.625%	74,849	1,836,794
Bank of America Corp., 8.200%	73,137	1,721,645
Citigroup, Inc., 8.500%, Depositary Shares, Series F	4,958	84,831
Citigroup, Inc., 8.125%, Depositary Shares, Series AA	13,632	236,924

Convertible Preferred Stocks 4.71%		$17,361,682
(Cost $10,594,363)

Financials 4.71%		17,361,682

	Shares	Value
Commercial Banks 4.48%
East West Bancorp, Inc., Series A, 8.000%	$6,014	9,837,281
Huntington Bancshares, Inc., 8.500%	5,267	4,661,295
Keycorp, Series A, 7.750%,	12,500	1,173,125
Webster Financial Corp., 8.500%	1,000	835,000

Diversified Financial Services 0.23%
First Southern Bancorp, Series C	134	134,000
Monarch Financial Holdings, Inc., Series B, 7.800%	29,025	720,981

3

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Par value	Value

Capital Preferred Securities 0.00%				$0
(Cost $5,794,748)

Diversified Financial Services 0.00%				0
Preferred Term Securities XXV, Ltd. (I)		06/22/37	3,000,000	—
Preferred Term Securities XXVII, Ltd. (I)		03/22/38	3,000,000	—

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 0.83%				$3,039,811
(Cost $2,930,177)

Financials 0.83%				3,039,811

Commercial Banks 0.83%
City National Capital Trust I,
Gtd Jr Sub Bond	9.625%	02/01/40	$1,775,000	1,901,311
Webster Capital Trust IV,
(7.65% to 6/15/17 then 3 month LIBOR + 189bps)	7.650	06/15/37	1,725,000	1,138,500

		Maturity	Par value
	Yield*	date		Value

Certificates of Deposit 0.02%				$66,838
(Cost $66,838)

Country Bank For Savings	2.960	08/31/10	1,785	1,785
First Bank Richmond	3.690	12/05/10	17,016	17,016
First Bank System, Inc.	2.374	04/01/11	4,585	4,585
Framingham Cooperative Bank	2.000	09/12/11	3,711	3,711
Home Bank	4.150	12/04/10	16,275	16,275
Hudson Savings	2.630	04/21/11	1,923	1,923
Machias Savings Bank	1.980	05/24/11	1,782	1,782
Middlesex Savings Bank	3.500	08/19/10	1,818	1,818
Midstate Federal Savings and Loan	1.880	05/27/10	1,863	1,863
Milford Bank	2.130	06/04/11	1,776	1,776
Milford Federal Savings and Loan Association	3.150	02/28/10	1,836	1,836
Mount Washington Bank	3.200	10/13/11	1,965	1,965
Newburyport Bank	2.750	10/21/10	1,904	1,904
Newton Savings Bank	2.370	06/15/10	1,803	1,803
OBA Federal Savings and Loan	3.150	06/15/10	1,221	1,221
Plymouth Savings Bank	1.340	04/21/11	1,857	1,857
Randolph Savings Bank	1.000	09/23/11	1,854	1,854
Sunshine Federal Savings and Loan Association	2.460	05/10/11	1,864	1,864

			Shares	Value

Short-Term Investments 12.01%				$44,223,392
(Cost $44,223,898)

Securities Lending Collateral 4.41%				16,223,605
John Hancock Collateral Investment Trust(W)		0.2068%(Y)	1,620,724	16,223,605

		Maturity	Par value
	Yield*	date		Value

U.S. Government 5.70%				$20,999,787
U.S. Treasury Bill,
Note	0.010%	02/25/10	21,000,000	20,999,787

4

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

U.S. Government Agency 1.90%				$7,000,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	$7,000,000	7,000,000

Total investments (Cost $377,782,104)† 104.54%				$385,063,078

Other assets and liabilities, net (4.54%)				($16,729,203)

Total net assets 100.00%				$368,333,875

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration

(W) Investment in an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $377,782,104. Net unrealized appreciation aggregated $7,280,974, of which $58,698,561 related to appreciated investment securities and $51,417,587 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Financials	$340,772,848	$316,930,983	$19,583,888	$4,257,977
Certificates of Deposits	66,838	—	66,838	—
Short-Term Investments	44,223,392	16,223,605	27,999,787	—
Total investments in securities	$385,063,078	$333,154,588	$47,650,513	$4,257,977

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Financials
Balance as of 10/31/09	$575,620
Accrued discounts/premiums	58,267
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(54,250)
Net purchases (sales)	3,678,340
Net transfers in and/out of Level 3	-
Balance as of 1/31/10	$4,257,977

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

8

P9Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010